Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000240584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fulcrum Diversified Absolute Return Fund
Without Sales Load [Member] | C000240584
Average Annual Return [Line Items]
Average Annual Return, Percent	6.69%	13.34%	5.40%	4.33%
Without Sales Load [Member] | C000240582
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%	13.36%	5.47%	4.39%
Bloomberg Global Aggregate USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Average Annual Return, Percent	2.00%	4.86%	0.34%	2.39%
Bloomberg Global Aggregate USD Hedged
Average Annual Return [Line Items]
Average Annual Return, Percent	2.00%	4.86%	0.34%	2.39%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.08%	4.21%	3.19%	2.19%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.08%	4.21%	3.19%	2.19%